INVESTMENT PROPERTIES - Impact on Fair Value from Assumption Changes (Details) - Property $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	25.00%
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 2,280
Core Office | United States
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	795
Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	251
Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	141
Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	36
Opportunistic Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	286
Opportunistic Retail
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	116
Industrial
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	78
Multifamily
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	196
Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	166
Self-storage
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	69
Student Housing
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	55
Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 91